Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Cash flows from operating activities:
Net income (loss)	$ 10,426	$ (18,828)	$ (6,405)	$ (35,648)
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Depreciation	944	783	1,072	840
Recoveries of bad debt expense	(836)
Loss on disposal of property and equipment		6	6
Gain on extinguishment of debt				(1,806)
Share-based compensation expense	2,748	385	624	318
Change in fair value of SAFE Agreements	2,353	(181)	91	(527)
Deferred income taxes			(7)
Change in fair value of earn-out liabilities	(61,066)
Change in fair value of warrant liabilities	(10,259)
Loss on issuance of securities	6,729
Other	25	6	13
Changes in operating assets and liabilities:
Trade accounts receivable, net	(314)	(10,320)	2,088	(2,687)
Accounts receivable – affiliated companies				114
Contract assets	4,974	(12,655)	(5,135)	5,309
Prepaid expenses	(1,471)	(3,347)	(5,699)	(738)
Other assets, net	539	(103)	(2,999)	293
Accounts payable	6,995	3,945	3,423	(9,240)
Accounts payable – affiliated companies	618	1,726	225	157
Contract liabilities – current and long-term	(8,598)	8,034	(1,316)	25,416
Other liabilities	23,260	2,191	14,803	1,631
Net cash used in operating activities	(22,933)	(28,358)	784	(16,568)
Cash flows from investing activities:
Purchase of property and equipment	(27,668)	(12,150)	(16,405)	(3,176)
Net cash used in investing activities	(27,668)	(12,150)	(16,405)	(3,176)
Cash flows from financing activities:
Proceeds from Business Combination	8,055
Proceeds from issuance of Series A Preferred Stock	26,000
Transaction costs	(9,371)
Proceeds from borrowings		16,029	7,948	12,170
Repayment of loans		(108)	(108)	(63)
Proceeds from issuance of securities	20,000		6
Member distributions	(7,952)
Net costs of stock option exercises	(293)
Forward purchase agreement termination	12,730
Warrants exercised	16,124
Investment from non-controlling interests	196
SAFE Agreements		4,250	4,250	13,000
Net cash provided by financing activities	65,489	20,171	12,096	25,107
Net increase (decrease) in cash, cash equivalents and restricted cash	14,888	(20,337)	(3,525)	5,363
Cash, cash equivalents and restricted cash at beginning of the period	25,826	29,351	29,351	23,988
Cash, cash equivalents and restricted cash at end of the period	40,714	9,014	25,826	29,351
Less: restricted cash	62	62	62	62
Cash and cash equivalents at end of the period	40,652	8,952	25,764	29,289
Supplemental disclosure of cash flow information
Cash paid for interest, net	1,423	606
Cash paid for taxes	36	355
Accrued capital expenditures	579	1,441	$ 38
Noncash financing activities:
Transaction costs	15,074
SAFE Agreements	20,667
Class A Common Stock related to CEF (Note 3)	834
Preferred dividends	$ (1,657)